Related Party Transactions (Details) - Hui Yuan [Member] - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Line Items]
Annual interest rate	6.80%
Balance due amount	$ 8,045,525	$ 7,672,047